Expense Example - VIPOverseasPortfolio-InitialServiceService2PRO - VIPOverseasPortfolio-InitialServiceService2PRO - VIP Overseas Portfolio	Apr. 30, 2025 USD ($)
VIP Overseas Portfolio - Initial Class
Expense Example:
1 year	$ 75
3 years	233
5 years	406
10 years	906
VIP Overseas Portfolio - Service Class
Expense Example:
1 year	85
3 years	265
5 years	460
10 years	1,025
VIP Overseas Portfolio - Service Class 2
Expense Example:
1 year	100
3 years	312
5 years	542
10 years	$ 1,201